Cost of sales (Tables)	12 Months Ended
Dec. 31, 2020
Cost of sales [Abstract]
Cost of sales
	December 31,
	2020	2019 restated*	2018
	US$’000	US$’000	US$’000
Cost of product sales	25,854	11,384	3,588
Amortization of acquired intangibles (see Note 12)	42,966	11,457	—
Amortization of inventory fair value step-up (see Note 15)	27,617	7,473	—
Royalty expenses	22,592	8,419	2,678
Total cost of sales	119,029	38,733	6,266
* see note 27